Related and Interested Parties (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Related companies receivables		$ 0		$ 0	$ 87
Trade and other payables	$ 165	$ 261	$ 106	$ 117	$ 52